Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 4,385	$ 5,163
Short term deposits	10	1,521
Financial assets	2,000
Other current assets	1,907	1,830
Total current assets	8,302	8,514
Right to use assets	206
Fixed assets, net	38	37
Intangible assets	6,172	6,172
Total assets	14,718	14,723
Liabilities
Lease liability - short term	195
Accounts payable	1,245	705
Other payables	2,106	2,055
Derivative instruments		554
Total current liabilities	3,546	3,314
Non-current liabilities
Lease liability	28
Post-employment benefit liabilities	285	405
Total non - current liabilities	313	405
Equity
Share capital, no par value
Share premium	46,986	44,597
Receipts on account of warrants	9,874	7,982
Capital reserve for share-based payments	3,181	1,714
Capital reserve from transactions with related parties	761	761
Capital reserve from transactions with non- controlling interest	(859)	(859)
Accumulated loss	(49,522)	(43,672)
Equity attributable to owners of the Company	10,421	10,523
Non-controlling interests	438	481
Total equity	10,859	11,004
Total liabilities and equity	$ 14,718	$ 14,723